Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Related party tansaction
Zhao Yun [Member]
Related Party Transactions [Line Items]
Related party balance	$ 12,083